Management and Director Compensation (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold	$ 240,176	$ 245,000	$ 1,595,711	$ 1,290,000
Noninterest Expense Directors Fees	$ 100,000	$ 100,000	300,000	$ 300,000
Advanomics Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold			$ 400,000